Other reserves	12 Months Ended
Mar. 31, 2020
Disclosure Of Other Reserves [Abstract]
Other reserves
Other reserves

		Other comprehensive income
	Capital redemption reserve £m	Cash flow reserve[a] £m	Fair value reserve[b] £m	Cost of hedging reserve[c] £m	Translation reserve[d] £m	Total £m
At 1 April 2017	27	127	13	—	717	884
Exchange differences[e]	—	—	—	—	(188)	(188)
Net fair value gain (loss) on cash flow hedges	—	(368)	—	—	—	(368)
Movements in relation to cash flow hedges recognised in income and expense[f]	—	277	—	—	—	277
Fair value movement on available-for-sale assets	—	—	11	—	—	11
Tax recognised in other comprehensive income	—	10	—	—	(9)	1
Transfer to realised profit	—	(83)	—	—	—	(83)
At 31 March 2018	27	(37)	24	—	520	534
Transfer to cost of hedging reserve	—	81	—	(81)	—	—
At 1 April 2018	27	44	24	(81)	520	534
Exchange differences[e]	—	—	—	—	64	64
Net fair value gain (loss) on cash flow hedges	—	168	—	8	—	176
Movements in relation to cash flow hedges recognised in income and expense[f]	—	(31)	—	13	—	(18)
Fair value movement on assets at fair value through other comprehensive income	—	—	3	—	—	3
Tax recognised in other comprehensive income	—	(37)	—	—	(4)	(41)
At 1 April 2019	27	144	27	(60)	580	718
Exchange differences[e]	—	—	—	—	40	40
Net fair value gain (loss) on cash flow hedges	—	823	—	31	—	854
Movements in relation to cash flow hedges recognised in income and expense[f]	—	(411)	—	29	—	(382)
Fair value movement on assets at fair value through other comprehensive income	—	—	(5)	—	—	(5)
Tax recognised in other comprehensive income	—	(80)	—	—	(4)	(84)
Transfer to realised profit	—	—	(22)	—	—	(22)
At 31 March 2020	27	476	—	—	616	1,119

[a]	The cash flow reserve is used to record the effective portion of the cumulative net change in the fair value of cash flow hedging instruments related to hedged transactions that have not yet occurred.

[b]
The fair value reserve (2017/18: available-for-sale reserve) is used to record the cumulative fair value gains and losses on assets classified as fair value through other comprehensive income (2017/18: available-for-sale financial assets). The cumulative gains and losses are recycled to the income statement on disposal of the assets. Level 1 investments, classified as fair value through other comprehensive income, were sold in 2020. The fair value gain was reclassified from fair value reserve to profit and loss reserve after disposal.

[c]
The cost of hedging reserve reflects the gain or loss on the portion excluded from the designated hedging instrument that relates to the currency basis element of our cross currency swaps. It is initially recognised in other comprehensive income and accounted for similarly to gains or losses in the cash flow reserve.

[d]
The translation reserve is used to record cumulative translation differences on the net assets of foreign operations. The cumulative translation differences are recycled to the income statement on disposal of the foreign operation.

[e]	Excludes £1m (2018/19: £(2)m, 2017/18: £1m) of exchange differences in relation to retained earnings attributed to non-controlling interests.

[f]
Movements in cash flow hedges recognised in income and expense include a net charge to other comprehensive income of £428m (2018/19: charge of £63m, 2017/18: credit of £243m) which have been reclassified to operating costs, and a net credit to the cash flow reserve of £46m (2018/19: £45m, 2017/18: £34m) which have been reclassified to finance expense (see note 27).